Fundamental Accounting Concept (Tables)	12 Months Ended
Dec. 31, 2021
Fundamental Accounting Concepts [Abstract]
Schedule of total capital plus net debt
	2021	2020
	USD	USD

Trade and other payables (Note 22)	15,892,129	14,409,807
Less: Cash and cash equivalents (Note 17)	(632,540)	(5,608,311)
Net debt	15,259,589	8,801,496
Loans and borrowings (Note 24)	18,526,802	12,735,835
Deficiency of assets	(26,842,475)	(17,055,553)
Total capital	(8,315,673)	(4,319,718)
Capital and net debt	6,943,916	4,481,778
Gearing ratio	220%	196%